STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Midcap Value Fund

May 31, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.4%
Automobiles & Components - .4%
Mobileye Global, Inc., Cl. A	34,647	[a,b]	1,544,217
Banks - 2.4%
Huntington Bancshares, Inc.	409,097		4,217,790
Popular, Inc.	87,388		4,996,846
			9,214,636
Capital Goods - 5.0%
CNH Industrial NV	397,219	[a]	5,096,320
Huntington Ingalls Industries, Inc.	22,366		4,504,065
Quanta Services, Inc.	51,939		9,223,328
			18,823,713
Commercial & Professional Services - 8.4%
CACI International, Inc., Cl. A	19,255	[b]	5,761,481
Clarivate PLC	604,627	[b]	4,716,091
Equifax, Inc.	37,580		7,839,940
Rentokil Initial PLC, ADR	243,350		9,668,295
Waste Connections, Inc.	28,264		3,862,276
			31,848,083
Consumer Discretionary Distribution & Retail - 2.0%
Ross Stores, Inc.	72,208		7,482,193
Consumer Durables & Apparel - 3.1%
Hasbro, Inc.	104,473		6,200,472
Skechers USA, Inc., Cl. A	106,316	[b]	5,461,453
			11,661,925
Consumer Services - 5.6%
ADT, Inc.	516,825		2,940,734
Aramark	303,480		11,981,390
Expedia Group, Inc.	66,049	[b]	6,321,550
			21,243,674
Consumer Staples Distribution - 2.1%
Dollar Tree, Inc.	60,252	[b]	8,126,790
Energy - 7.9%
EQT Corp.	214,394		7,454,479
Hess Corp.	29,312		3,712,951
NOV, Inc.	368,148		5,179,842
Pioneer Natural Resources Co.	31,583		6,298,913
Valero Energy Corp.	68,089		7,288,247
			29,934,432
Equity Real Estate Investment - 4.1%
Alexandria Real Estate Equities, Inc.	34,016	[c]	3,859,455

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.4% (continued)
Equity Real Estate Investment - 4.1% (continued)
Digital Realty Trust, Inc.	52,721	[c]	5,401,794
Equity Residential	102,468	[c]	6,230,054
			15,491,303
Financial Services - 11.9%
Ares Management Corp., Cl. A	92,971		8,096,844
Capital One Financial Corp.	40,813		4,253,123
Euronet Worldwide, Inc.	66,350	[b]	7,391,390
Fidelity National Information Services, Inc.	40,201		2,193,769
Global Payments, Inc.	74,519		7,279,761
LPL Financial Holdings, Inc.	38,514		7,501,757
Voya Financial, Inc.	121,164		8,214,919
			44,931,563
Food, Beverage & Tobacco - 3.6%
Conagra Brands, Inc.	197,469		6,885,744
Molson Coors Beverage Co., Cl. B	108,219		6,693,345
			13,579,089
Health Care Equipment & Services - 7.7%
Alcon, Inc.	54,910		4,249,485
Centene Corp.	114,284	[b]	7,132,464
Encompass Health Corp.	113,161		7,018,245
Laboratory Corp. of America Holdings	19,592		4,163,888
Zimmer Biomet Holdings, Inc.	52,318		6,662,174
			29,226,256
Insurance - 5.3%
Arch Capital Group Ltd.	127,249	[b]	8,869,255
Assurant, Inc.	40,957		4,914,430
Reinsurance Group of America, Inc.	44,972		6,296,080
			20,079,765
Materials - 3.3%
Freeport-McMoRan, Inc.	134,344		4,613,373
Newmont Corp.	189,517		7,684,914
			12,298,287
Media & Entertainment - 1.2%
Warner Music Group Corp., Cl. A	191,262		4,676,356
Pharmaceuticals, Biotechnology & Life Sciences - 4.6%
Neurocrine Biosciences, Inc.	45,125	[b]	4,040,041
Sarepta Therapeutics, Inc.	59,841	[b]	7,396,348
United Therapeutics Corp.	28,163	[b]	5,906,908
			17,343,297
Real Estate Management & Development - 2.6%
CBRE Group, Inc., Cl. A	79,853	[b]	5,982,587
Zillow Group, Inc., Cl. C	87,829	[a,b]	4,005,881
			9,988,468

Description		Shares		Value ($)
Common Stocks - 97.4% (continued)
Semiconductors & Semiconductor Equipment - 1.7%
MKS Instruments, Inc.		66,547		6,475,689
Software & Services - 3.0%
Dolby Laboratories, Inc., Cl. A		57,981		4,785,172
Splunk, Inc.		64,939	[b]	6,447,793
				11,232,965
Technology Hardware & Equipment - 2.3%
Nokia Corp., ADR		950,094		3,809,877
Western Digital Corp.		125,729	[b]	4,869,484
				8,679,361
Transportation - 1.0%
Lyft, Inc., Cl. A		400,998	[a,b]	3,617,002
Utilities - 8.2%
Constellation Energy Corp.		153,634		12,908,329
Exelon Corp.		150,882		5,982,471
PPL Corp.		222,928		5,840,714
Vistra Corp.		263,234		6,309,719
				31,041,233
Total Common Stocks (cost $328,495,367)				368,540,297

Private Equity - .3%
Software & Services - .3%
Databricks, Inc. (cost $2,398,743)		32,643	[b,d]	1,234,558
	1-Day Yield (%)
Investment Companies - 2.2%
Registered Investment Companies - 2.2%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $8,206,014)	5.19	8,206,014	[e]	8,206,014

Investment of Cash Collateral for Securities Loaned - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $1,385,465)	5.19	1,385,465	[e]	1,385,465
Total Investments (cost $340,485,589)		100.3%		379,366,334
Liabilities, Less Cash and Receivables		(.3%)		(1,054,784)
Net Assets		100.0%		378,311,550

ADR—American Depositary Receipt

a Security, or portion thereof, on loan. At May 31, 2023, the value of the fund’s securities on loan was $4,897,034 and the value of the collateral was $5,013,067, consisting of cash collateral of $1,385,465 and U.S. Government & Agency securities valued at $3,627,602. In addition, the value of collateral may include pending sales that are also on loan.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

b Non-income producing security.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at May 31, 2023. These securities were valued at $1,234,558 or .3% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Midcap Value Fund

May 31, 2023 (Unaudited)

The following is a summary of the inputs used as of May 31, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	368,540,297	-	-	368,540,297
Equity Securities - Private Equity	-	-	1,234,558	1,234,558
Investment Companies	9,591,479	-	-	9,591,479

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee, effective September 8, 2022, to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2023, accumulated net unrealized appreciation on investments was $38,880,745, consisting of $73,828,116 gross unrealized appreciation and $34,947,371 gross unrealized depreciation.

At May 31, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.